Convertible Preferred Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended	6 Months Ended
	Sep. 22, 2020	Apr. 17, 2020	Aug. 31, 2020	Sep. 30, 2018	Aug. 31, 2017	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument, Redemption [Line Items]
Preferred shares issuance costs							$ 0	$ 87
Convertible preferred shares
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)					2,650,980
Proceeds from Issuance of Convertible Preferred Stock					$ 3,900
Preferred shares issuance costs					$ 100
Convertible A preferred stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)				7,131,525
Proceeds from Issuance of Convertible Preferred Stock				$ 35,400
Preferred shares issuance costs				$ 300
Series B convertible preferred shares
Debt Instrument, Redemption [Line Items]
Proceeds from Issuance of Convertible Preferred Stock		$ 56,300	$ 5,300
Preferred shares issuance costs		300
Proceeds from issuance of debt		$ 80,000
Convertible preferred shares (in shares)		4,487,533	425,871
Conversion of notes into B convertible preferred shares (in shares)		1,723,263				1,723,263
Issuance price of Series B convertible preferred shares (in dollars per share)		$ 1.42
Ordinary Shares | Common Stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares issued (in shares)	16,419,172